UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2021

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Annual Report

November 30, 2021

6 Meridian

Table of Contents

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the period end. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 866-SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

6 Meridian

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (“SIXH” or the “Fund”). The following information pertains to the fiscal year December 1, 2020 through November 30, 2021.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in a portfolio of equity securities, mainly common stocks, while selling call options against market indices or funds. The Fund may invest in securities of companies of any capitalization. The Fund’s sub-adviser, 6 Meridian LLC (the “Sub-Adviser”), employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser will sell (or write) call options on broad equity market indices or funds. In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization stocks.

The Fund saw positive performance derived from its holdings from its tilt towards higher momentum, higher value, and higher quality stocks; however, the Fund was negatively impacted relative to the S&P 500 Index by very strong performance in the lowest quality quintile that is pre-screened out of the investment universe for the Fund. For purposes of this model, quality is measured as gross profitability. Other factors that contributed to the lagging performance were the Fund’s tilt towards lower beta (high beta outperformed) and higher yielding securities (lower yielding outperformed). Beta is intended to measure the exposure of a security to broad market risk, and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns.

SIXH’s performance was further negatively impacted relative to the S&P 500® Index by its usage of writing covered calls in an upward market environment.

For the fiscal year ended November 30, 2021, the Fund’s net asset value increased 12.76%, and the market price increased 13.22%, while the Cboe S&P 500® BuyWrite Index, a broad equity market index that also writes options against its portfolio, increased 18.16% over the same period.

The Fund began trading on May 8, 2020, and had 8,350,000 shares outstanding as of November 30, 2021. We appreciate your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The Cboe S&P 500® BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	12.76%	13.22%	12.19%	12.24%
Cboe S&P 500® BuyWrite Index	18.16%	18.16%	22.33%	22.33%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

ETC 6 Meridian Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF (“SIXL” or the “Fund”). The following information pertains to the fiscal year December 1, 2020, through November 30, 2021.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in equity securities, mainly common stocks. The Fund may invest in equity securities of companies of any capitalization. The Fund may also invest in real estate investment trusts. The Fund’s sub-adviser, 6 Meridian LLC (the “Sub-Adviser”), uses a quantitatively driven strategy designed to emphasize high quality securities with a relatively low exposure to broad equity market risk. The Sub-Adviser believes that, when held over a full market cycle, high quality securities with lower relative exposure to broad market risk may produce higher risk-adjusted returns than securities of lower quality with higher relative exposure to broad market risk.

Beta is intended to measure the exposure of a security to broad market risk, and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns. Low beta stocks were largely out of favor during the fiscal year as investors were positioned to take advantage of the post-Covid recovery in higher growth and more cyclical equities. The Fund has a tilt towards more defensive stocks and industries while underweighting the higher growth technology space.

For the fiscal year ended November 30, 2021, the Fund’s market price increased 17.96%, and the net asset value increased 18.07% while the S&P 500® Index, a broad equity market index, increased 27.92% over the same period.

The Fund began trading on May 8, 2020, and had 4,075,000 shares outstanding as of November 30, 2021. We appreciate your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

6 Meridian

ETC 6 Meridian Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Low Beta Equity Strategy ETF	17.96%	18.07%	20.02%	20.08%
Equal Blend of the following 3 Indices:	28.77%	28.77%	39.19%	39.19%
S&P 500® Index	27.92%	27.92%	34.89%	34.89%
S&P SmallCap 600® Index	31.42%	31.42%	44.48%	44.48%
S&P MidCap 400® Index	26.47%	26.47%	37.76%	37.76%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

ETC 6 Meridian Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Mega Cap Equity ETF (“SIXA” or the “Fund”). The following information pertains to the fiscal year December 1, 2020 through November 30, 2021.

The Fund is an actively managed ETF that seeks capital appreciation by investing in mega capitalization equity securities, mainly common stocks. The Fund’s sub-adviser, 6 Meridian LLC (the “Sub-Adviser”), considers mega capitalization companies to be the largest 10% of stocks included in the Russell 3000 Index by market capitalization. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively-driven strategy designed to emphasize high quality large-capitalization stocks.

The Fund saw positive performance from its tilt towards higher momentum, higher value, and higher quality stocks; however, the Fund was negatively impacted relative to the S&P 500® Index by very strong performance in the lowest quality quintile that is pre-screened out of the investment universe for the Fund. For purposes of this model, quality is measured as gross profitability. Other factors that contributed to the lagging performance were the Fund’s tilt towards lower beta (high beta outperformed) and higher yielding securities (lower yielding outperformed). Beta is intended to measure the exposure of a security to broad market risk, and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns.

For the fiscal year ended November 30, 2021, the Fund’s net asset value increased 20.59%, and the market price increased 20.60%, while the S&P 500® Index, a broad equity market index, increased 27.92%, over the same period.

The Fund began trading on May 8, 2020, and had 4,600,000 shares outstanding as of November 30, 2021. We appreciate your investment in the ETC 6 Meridian Mega Cap Equity ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

ETC 6 Meridian Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Mega Cap Equity ETF	20.59%	20.60%	23.89%	23.84%
S&P 500® Index	27.92%	27.92%	34.89%	34.89%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

ETC 6 Meridian Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Small Cap Equity ETF (“SIXS” or the “Fund”). The following information pertains to the fiscal year December 1, 2020, through November 30, 2021.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in small-capitalization equity securities, mainly common stocks. The Fund’s sub-adviser, 6 Meridian LLC (the “Sub-Adviser”), considers small-capitalization securities to be those with market capitalizations within the range of the market capitalization of companies included in the S&P SmallCap 600® Index. The Fund may also invest in equity securities of companies of any capitalization and may also invest in real estate investment trusts. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively-driven strategy designed to emphasize high quality small-capitalization securities.

Small-capitalization companies had a strong year on the expectations for strong economic growth on the heels of the fiscal stimulus measures taken by the U.S. Government. SIXS’s performance benefitted from its tilt towards high quality and value while being slowed by its lower beta exposure, a theme consistent with the beta factor during the fiscal year. Low beta stocks were largely out of favor during the fiscal year as investors were positioned to take advantage of the post-Covid recovery in higher growth and more cyclical equities. Beta is intended to measure the exposure of a security to broad market risk, and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns.

For the fiscal year ended November 30, 2021, the Fund’s net asset value increased 41.20%, and the market price increased 41.76%, while the S&P SmallCap 600® Index, a broad equity market index, increased 31.42% over the same period.

The Fund began trading on May 8, 2020, and had 1,275,000 shares outstanding as of November 30, 2021. We appreciate your investment in the ETC 6 Meridian Small Cap Equity ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

ETC 6 Meridian Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Small Cap Equity ETF	41.20%	41.76%	49.78%	50.05%
S&P SmallCap 600® Index	31.42%	31.42%	44.48%	44.48%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6 Meridian

ETC 6 Meridian Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Quality Growth ETF (“SXQG” or the “Fund”). The information presented in this report relates to the operations of SXQG for the fiscal period May 11, 2021 (Commencement of Operations) through November 30, 2021.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in equity securities. The Fund invests mainly in common stocks and may invest in the securities of companies of any capitalization. In selecting investments for the Fund, the Fund’s sub-adviser, 6 Meridian LLC (the “Sub-Adviser”), uses a quantitatively-driven strategy designed to emphasize securities of companies that exhibit high quality and growth characteristics relative to their peers. Quality is defined as high and improving profitability, low leverage and low default probability, and low net equity and debt issuance relative to dividends and net buybacks. From an initial universe consisting of companies in the broad U.S. equity market, the Sub-Adviser excludes micro-cap companies (i.e., companies with a market capitalization of less than $500 million) and securities of companies that exhibit poor liquidity and momentum characteristics.

With an inception date of May 11, 2021, this fund does not yet have a full year of performance under its belt. With that said, it has benefitted from its exposure to growth factors while simultaneously seeing some drag from its exclusion of the lowest quality that outperformed over the past year.

The Fund had positive performance during the fiscal year ended November 30, 2021. The net asset value for SXQG increased 10.30% and the market price increased 10.55%, while the S&P 500® Index, a broad equity market index, gained 11.27%, over the same period.

The Fund began trading on May 10, 2021, and had 950,000 shares outstanding as of November 30, 2021. We appreciate your investment in the ETC 6 Meridian Quality Growth ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

6 Meridian

ETC 6 Meridian Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited)(Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
ETC 6 Meridian Quality Growth ETF	10.30%	10.55%
S&P 500® Index	11.27%	11.27%

*       Fund commenced operations on May 10, 2021.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2021

Sector Weightings (Unaudited)†

22.5% Health Care
17.7% Financials
14.9% Consumer Staples
14.5% Information Technology
7.8% Consumer Discretionary
6.2% Communication Services
5.1% Exchange Traded Fund
3.8% Materials
2.5% Energy
2.5% Utilities
2.4% Industrials
0.1% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 96.8%
Communication Services — 6.3%
Alphabet, Cl C*	2,258	$6,433,132
AT&T	255,972	5,843,841
Meta Platforms, Cl A*(A)	9,840	3,192,686
		15,469,659
Consumer Discretionary — 7.9%
Home Depot(A)	8,860	3,549,405
Lowe’s(A)	14,010	3,426,706
McDonald’s	12,957	3,169,282
NIKE, Cl B	19,521	3,303,734
Target(A)	12,589	3,069,702
Tesla*	2,687	3,075,970
		19,594,799
Consumer Staples — 15.1%
Altria Group	147,424	6,286,159
Coca-Cola	57,805	3,031,872
Costco Wholesale(A)	6,601	3,560,447
Kraft Heinz(A)	176,804	5,942,382
Mondelez International, Cl A	53,306	3,141,856
PepsiCo	40,270	6,434,341
Philip Morris International(A)	104,273	8,961,222
		37,358,279
Energy — 2.6%
Chevron	56,701	6,399,842
Financials — 18.2%
American Express	37,277	5,677,287
Bank of America	67,855	3,017,512
Description	Shares	Fair Value
Financials (continued)
Berkshire Hathaway, Cl B*	11,343	$3,138,495
Capital One Financial	42,442	5,964,374
Goldman Sachs Group	15,584	5,937,348
JPMorgan Chase	19,122	3,037,147
MetLife	151,850	8,907,521
US Bancorp	106,845	5,912,803
Wells Fargo	62,790	3,000,106
		44,592,593
Health Care — 23.0%
Abbott Laboratories	25,181	3,167,014
AbbVie(A)	28,280	3,260,118
CVS Health	107,459	9,570,299
Eli Lilly(A)	39,072	9,691,419
Gilead Sciences	148,403	10,229,419
Johnson & Johnson(A)	19,917	3,105,658
Merck	73,930	5,538,096
Pfizer	223,216	11,993,396
		56,555,419
Industrials — 2.5%
3M	36,162	6,148,986
Information Technology — 14.8%
Accenture PLC, Cl A	9,138	3,265,921
Adobe*(A)	5,072	3,397,479
Apple	21,797	3,603,044
Cisco Systems	57,877	3,173,975
Intel	65,527	3,223,928
International Business Machines(A)	51,426	6,021,985
Kyndryl Holdings*(A)	10,284	162,487
NVIDIA(A)	12,572	4,108,027
Oracle	68,807	6,243,547
Texas Instruments(A)	17,319	3,331,656
		36,532,049
Materials — 3.9%
Dow	113,057	6,210,221
DuPont de Nemours	45,583	3,371,319
		9,581,540
Utilities — 2.5%
Duke Energy	63,474	6,157,613
Total Common Stock (Cost $228,765,096)		238,390,779
EXCHANGE TRADED FUND — 5.1%
SPDR S&P 500 ETF Trust(A)	27,861	12,692,357
Total Exchange Traded Fund (Cost $12,269,421)		12,692,357

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2021 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, CI Institutional, 0.03%(B)	363,835	$363,835
Total Short-Term Investment (Cost $363,835)		363,835
Total Investments — 102.0% (Cost $241,398,352)		$251,446,971
WRITTEN OPTIONS(C)* — -1.2%
Total Written Options (Premiums Received $4,488,799)		$(2,912,335)

Percentages are based on Net Assets of $246,619,217.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
S&P 500 Index*	(141)	$(64,394,700)	$4,730	01/22/22	$(791,715)
S&P 500 Index*	(208)	(94,993,600)	4,700	01/22/22	(1,456,000)
S&P 500 Index*	(209)	(95,450,300)	4,675	12/18/21	(664,620)
					(2,912,335)
Total Written Options (Premiums Received $4,488,799)					$(2,912,335)

*       Non-income producing security.

(A)         All or a portion of these securities has been pledged as collateral on written options with a fair value of $28,213,012.

(B)          The rate reported is the 7-day effective yield as of November 30, 2021.

(C)         Refer to table below for details on Options Contracts

Cl       — Class

ETF    — Exchange Traded Fund

PLC   — Public Limited Company

SPDR — Standard & Poor’s Depository Receipt

S&P    — Standard & Poor’s

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 3.8%
AT&T	20,713	$472,878
Cable One	293	519,214
Discovery, Cl A*	20,353	473,614
Fox	16,523	590,037
New York Times, Cl A	12,400	589,000
QuinStreet*	32,628	499,535
Shenandoah Telecommunications	19,429	493,302
ViacomCBS, Cl B	14,871	460,257
World Wrestling Entertainment, Cl A	11,870	585,903
Ziff Davis*	4,082	464,817
		5,148,557
Consumer Discretionary — 8.8%
AutoZone*	350	635,975
Dollar General	2,456	543,513
Domino’s Pizza	1,073	562,402
Dorman Products*	5,895	654,227
Grand Canyon Education*	6,276	454,822
H&R Block	23,213	549,684
Hasbro	5,793	561,399
Helen of Troy*	2,565	616,882
LGI Homes*	3,627	521,055
McDonald’s	2,456	600,738
Murphy USA	3,834	664,547
Ollie’s Bargain Outlet Holdings*	6,491	401,728
O’Reilly Automotive*	950	606,252
Papa John’s International	5,008	610,576
Service International	9,092	601,526
Description	Shares	Fair Value
Consumer Discretionary (continued)
Shutterstock	5,501	$627,169
Sturm Ruger	7,536	540,256
Target	2,212	539,374
Wendy’s	25,810	531,170
Williams-Sonoma	3,684	717,790
Yum! Brands	4,319	530,546
		12,071,631
Consumer Staples — 16.4%
Altria Group	12,265	522,980
BJ’s Wholesale Club Holdings*	11,150	737,572
Boston Beer, Cl A*	873	393,871
Casey’s General Stores	2,989	580,733
Central Garden & Pet, Cl A*	12,527	603,551
Coca-Cola	10,283	539,343
Coca-Cola Consolidated	1,494	852,432
Colgate-Palmolive	7,371	552,972
Costco Wholesale	1,326	715,218
Edgewell Personal Care	14,032	595,799
elf Beauty*	20,565	619,418
Flowers Foods	25,435	656,732
Grocery Outlet Holding*	17,538	507,900
Hain Celestial Group*	14,559	574,061
Hershey	3,235	574,180
J & J Snack Foods	3,588	490,049
J M Smucker	4,476	566,080
Kraft Heinz	15,614	524,787
Kroger	13,760	571,453
Lancaster Colony	3,054	446,495
Molson Coors Beverage, Cl B	12,011	533,769
Mondelez International, Cl A	9,346	550,853
National Beverage*	13,266	689,036
Nu Skin Enterprises, Cl A	11,014	483,294
PepsiCo	3,742	597,897
Philip Morris International	5,797	498,194
Post Holdings*	5,820	562,212
Procter & Gamble	4,048	585,260
Sanderson Farms	3,169	595,075
Simply Good Foods*	16,054	593,516
Sprouts Farmers Market*	24,380	645,095
Tootsie Roll Industries	17,133	538,833
TreeHouse Foods*	13,674	501,836
Tyson Foods, Cl A	8,198	647,314
Universal	11,280	525,309
USANA Health Sciences*	6,075	605,799
Walgreens Boots Alliance	12,395	555,296
Walmart	4,036	567,583
WD-40	2,400	538,440
		22,440,237

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2021 (Continued)

Description	Shares	Fair Value
Energy — 0.4%
DT Midstream	13,121	$601,860
Financials — 7.9%
Allstate	4,473	486,305
Aon PLC, Cl A	2,222	657,201
Assurant	3,705	563,531
B Riley Financial	8,765	678,674
Brown & Brown	10,740	691,763
Cboe Global Markets	4,672	602,408
CME Group, Cl A	2,764	609,517
Employers Holdings	14,188	547,799
FactSet Research Systems	1,605	752,055
HCI Group	5,716	631,046
Horace Mann Educators	14,801	548,673
KKR Real Estate Finance Trust‡	27,653	570,481
Mercury General	9,812	500,608
Mr Cooper Group*	15,169	595,687
Progressive	6,050	562,287
RenaissanceRe Holdings	3,782	582,844
Safety Insurance Group	7,501	579,602
Stewart Information Services	10,077	717,684
		10,878,165
Health Care — 19.3%
Abbott Laboratories	4,745	596,779
AbbVie	5,011	577,667
Amedisys*	2,249	314,073
AmerisourceBergen, Cl A	4,594	531,756
Bristol-Myers Squibb	8,421	451,618
Cardiovascular Systems*	15,204	304,080
Centene*	8,349	596,202
Cerner	7,202	507,381
Chemed	1,216	566,036
Collegium Pharmaceutical*	23,128	406,590
Computer Programs and Systems*	17,128	504,762
Corcept Therapeutics*	26,744	561,624
CorVel*	3,744	703,871
CVS Health	7,073	629,921
Danaher	1,886	606,613
DaVita*	4,311	407,390
Eli Lilly	2,196	544,696
Encompass Health	6,921	398,788
Glaukos*	11,732	504,828
HealthStream*	19,449	451,606
Hill-Rom Holdings	4,195	652,323
Humana	1,353	567,868
ICU Medical*	3,023	683,833
Description	Shares	Fair Value
Health Care (continued)
Innoviva*	37,445	$626,080
Invacare*	82,763	226,771
Jazz Pharmaceuticals*	3,757	450,352
Johnson & Johnson	3,326	518,623
Laboratory Corp of America Holdings*	1,920	547,834
LeMaitre Vascular	10,434	488,207
LHC Group*	2,678	307,220
Magellan Health*	6,099	578,124
Masimo*	2,062	573,483
Merit Medical Systems*	8,739	549,334
Mesa Laboratories	2,023	624,682
ModivCare*	3,229	442,470
NeoGenomics*	12,146	416,122
Neurocrine Biosciences*	6,187	515,068
Omnicell*	3,865	684,105
Pacira BioSciences*	9,568	503,468
Penumbra*	2,193	538,710
Pfizer	12,765	685,864
Prestige Consumer Healthcare*	10,846	606,834
Quidel*	3,954	583,452
Repligen*	2,284	654,366
STAAR Surgical*	4,479	426,356
STERIS PLC	2,664	582,164
Supernus Pharmaceuticals*	21,224	636,083
Surmodics*	10,538	462,934
United Therapeutics*	2,799	530,411
Waters*	1,460	478,982
		26,308,404
Industrials — 10.1%
3M	2,918	496,177
AAON	9,292	724,776
Aerojet Rocketdyne Holdings*	12,398	521,212
Atlas Air Worldwide Holdings*	8,566	750,468
CACI International, Cl A*	2,282	592,019
Exponent	5,192	604,868
Forrester Research*	12,756	719,948
FTI Consulting*	3,992	583,191
Hub Group, Cl A*	9,108	707,418
Huntington Ingalls Industries	2,876	510,519
JB Hunt Transport Services	3,441	657,782
Knight-Swift Transportation Holdings, Cl A	11,669	668,050
L3Harris Technologies	2,513	525,418
Lockheed Martin	1,593	530,979
ManTech International, Cl A	6,953	472,456
Northrop Grumman	1,612	562,265

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2021 (Continued)

Description	Shares	Fair Value
Industrials (continued)
Republic Services, Cl A	4,839	$640,006
Science Applications International	7,001	587,314
Toro	5,070	509,839
Waste Management	3,873	622,275
Watsco	2,060	602,983
Watts Water Technologies, Cl A	3,695	697,284
Werner Enterprises	12,773	576,190
		13,863,437
Information Technology — 7.1%
Alarm.com Holdings*	6,865	547,758
Aspen Technology*	3,961	574,464
Consensus Cloud Solutions*	1,360	85,190
CSG Systems International	12,970	683,649
EVERTEC	12,812	537,976
ExlService Holdings*	5,020	651,947
International Business Machines	4,038	472,850
Kyndryl Holdings*	806	12,735
NETGEAR*	16,881	451,398
NortonLifeLock	23,818	591,877
Oracle	6,405	581,190
OSI Systems*	5,991	544,762
Qualys*	5,548	722,849
Sailpoint Technologies Holdings*	11,434	601,314
SPS Commerce*	5,136	724,125
TTM Technologies*	41,145	566,978
Vonage Holdings*	40,312	831,233
Vontier	17,924	564,785
		9,747,080
Materials — 3.9%
AptarGroup	4,548	543,895
Balchem	4,406	696,147
NewMarket	1,826	604,954
Royal Gold	4,863	486,446
RPM International	6,803	619,345
Sealed Air	9,949	618,033
Sherwin-Williams	1,945	644,262
Silgan Holdings	14,603	605,586
Stepan	5,027	566,593
		5,385,261
Real Estate — 10.9%
Apartment Income‡	11,136	565,263
Camden Property Trust‡	3,895	643,493
CareTrust‡	25,333	511,980
Centerspace‡	6,286	642,366
Description	Shares	Fair Value
Real Estate (continued)
Community Healthcare Trust‡	11,894	$511,799
CoreSite Realty‡	4,140	708,147
Crown Castle International‡	2,956	536,957
Duke Realty‡	11,378	663,679
EastGroup Properties‡	3,321	676,488
Extra Space Storage‡	3,282	656,400
First Industrial Realty Trust‡	10,569	638,473
Four Corners Property Trust‡	20,434	552,127
Getty Realty‡	18,626	568,652
Healthcare Realty Trust‡	18,760	587,563
Independence Realty Trust‡	29,118	713,391
Industrial Logistics Properties Trust‡	21,727	481,470
Lexington Realty Trust‡	44,204	665,270
Life Storage‡	4,861	642,333
LTC Properties‡	16,221	515,179
Mid-America Apartment Communities‡	3,030	624,938
National Storage Affiliates Trust‡	10,553	647,743
Physicians Realty Trust‡	31,148	555,369
Public Storage‡	1,880	615,474
Safehold‡	6,276	448,985
SBA Communications, Cl A‡	1,652	567,958
		14,941,497
Utilities — 11.1%
Alliant Energy	9,626	527,409
American States Water	6,391	601,905
American Water Works	3,269	551,055
Avista	13,486	519,346
California Water Service Group	8,925	562,364
Chesapeake Utilities	4,528	576,686
DTE Energy	4,897	530,541
Duke Energy	5,404	524,242
Essential Utilities	11,579	547,339
FirstEnergy	15,165	571,114
Hawaiian Electric Industries	13,257	503,633
IDACORP	5,434	568,505
Middlesex Water	5,393	555,695
National Fuel Gas	11,127	643,252
NiSource	22,846	559,955
NorthWestern	9,313	515,009
OGE Energy	16,915	580,523
ONE Gas	7,812	506,530
Pinnacle West Capital	7,377	479,874
PNM Resources	11,994	590,584
PPL	20,290	564,671
Public Service Enterprise Group	9,115	569,596
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2021 (Concluded)

Description	Shares	Fair Value
Utilities (continued)
Sempra Energy	4,408	$528,387
South Jersey Industries	22,816	536,176
Southern	9,009	550,450
Southwest Gas Holdings	8,014	527,401
Spire	7,909	473,354
Unitil	11,488	476,063
		15,241,659
Total Common Stock (Cost $128,566,182)		136,627,788
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, CI Institutional, 0.03%(A)	508,082	508,082
Total Short-Term Investment (Cost $508,082)		508,082
Total Investments — 100.1% (Cost $129,074,264)		$137,135,870

Percentages are based on Net Assets of $137,049,051.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2021.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Communication Services — 6.5%
Alphabet, Cl C*	1,500	$4,273,560
AT&T	169,989	3,880,849
Meta Platforms, Cl A*	6,534	2,120,022
		10,274,431
Consumer Discretionary — 8.2%
Home Depot	5,883	2,356,790
Lowe’s	9,304	2,275,665
McDonald’s	8,604	2,104,538
NIKE, Cl B	12,963	2,193,858
Target	8,360	2,038,502
Tesla*	1,783	2,041,107
		13,010,460
Consumer Staples — 15.6%
Altria Group	97,903	4,174,584
Coca-Cola	38,387	2,013,398
Costco Wholesale	4,383	2,364,103
Kraft Heinz	117,415	3,946,318
Mondelez International, Cl A	35,400	2,086,476
PepsiCo	26,743	4,272,997
Philip Morris International	69,245	5,950,915
		24,808,791
Energy — 2.7%
Chevron	37,654	4,250,007
Description	Shares	Fair Value
Financials — 18.6%
American Express	24,755	$3,770,187
Bank of America	45,062	2,003,907
Berkshire Hathaway, Cl B*	7,532	2,084,029
Capital One Financial	28,185	3,960,838
Goldman Sachs Group	10,349	3,942,866
JPMorgan Chase	12,699	2,016,982
MetLife	100,840	5,915,274
US Bancorp	70,954	3,926,594
Wells Fargo	41,698	1,992,330
		29,613,007
Health Care — 23.6%
Abbott Laboratories	16,722	2,103,126
AbbVie	18,781	2,165,074
CVS Health	71,360	6,355,322
Eli Lilly	25,947	6,435,894
Gilead Sciences	98,550	6,793,051
Johnson & Johnson	13,226	2,062,330
Merck	49,096	3,677,781
Pfizer	148,232	7,964,505
		37,557,083
Industrials — 2.6%
3M	24,015	4,083,511
Information Technology — 15.3%
Accenture PLC, Cl A	6,067	2,168,346
Adobe*	3,368	2,256,055
Apple	14,475	2,392,718
Cisco Systems	38,435	2,107,775
Intel	43,516	2,140,987
International Business Machines	34,151	3,999,082
Kyndryl Holdings*	6,830	107,914
NVIDIA	8,348	2,727,793
Oracle	45,694	4,146,273
Texas Instruments	11,501	2,212,447
		24,259,390
Materials — 4.0%
Dow	75,081	4,124,199
DuPont de Nemours	30,271	2,238,843
		6,363,042
Utilities — 2.6%
Duke Energy	42,153	4,089,263
Total Common Stock (Cost $152,304,801)		158,308,985

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2021 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, CI Institutional, 0.03%(A)	432,923	$432,923
Total Short-Term Investment (Cost $432,923)		432,923
Total Investments — 100.0% (Cost $152,737,724)		$158,741,908

Percentages are based on Net Assets of $158,680,253.

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2021.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 1.1%
EW Scripps, Cl A	35,798	$663,337
Consumer Discretionary — 18.6%
Asbury Automotive Group*	3,481	569,631
Buckle	16,567	779,312
Century Communities	9,684	688,242
Conn’s*	30,368	664,452
Dorman Products*	6,873	762,766
Genesco*	12,745	805,484
Group 1 Automotive	4,128	803,928
Haverty Furniture	18,732	560,274
La-Z-Boy, Cl Z	20,008	668,067
M*	10,796	603,388
Sally Beauty Holdings*	36,637	717,719
Shoe Carnival	21,360	835,176
Shutterstock	6,416	731,488
Signet Jewelers	10,896	1,058,437
Sturm Ruger	8,788	630,012
Zumiez*	16,846	770,873
		11,649,249
Consumer Staples — 5.9%
Coca-Cola Consolidated	1,743	994,503
J & J Snack Foods	4,184	571,451
National Beverage*	15,459	802,940
USANA Health Sciences*	7,083	706,317
WD-40	2,799	627,956
		3,703,167
Description	Shares	Fair Value
Energy — 1.8%
Dorian LPG*	51,310	$631,626
Helix Energy Solutions Group*	167,621	509,568
		1,141,194
Financials — 23.3%
American Equity Investment Life Holding	21,325	717,160
Axos Financial*	14,363	813,089
BankUnited	16,850	667,934
Banner	12,810	733,757
Cadence Bank	25,152	734,941
Customers Bancorp*	17,841	1,028,355
Encore Capital Group*	14,366	838,113
Enova International*	21,252	810,126
First Financial Bancorp	30,151	693,473
Flagstar Bancorp	14,438	671,945
Great Western Bancorp	21,903	734,846
Hilltop Holdings	21,133	719,156
Meta Financial Group	13,990	836,182
Piper Sandler	5,151	853,778
S&T Bancorp	23,396	699,774
Safety Insurance Group	8,739	675,263
Stewart Information Services	23,615	1,681,859
Virtus Investment Partners	2,360	701,817
		14,611,568
Health Care — 11.1%
Cardiovascular Systems*	17,716	354,320
CorVel*	4,368	821,183
HealthStream*	22,678	526,583
LeMaitre Vascular	12,156	568,779
Magellan Health*	7,107	673,673
Mesa Laboratories	2,360	728,745
ModivCare*	3,766	516,055
NeoGenomics*	14,152	484,848
Omnicell*	4,508	797,916
Prestige Consumer Healthcare*	12,649	707,712
Supernus Pharmaceuticals*	24,728	741,098
		6,920,912
Industrials — 10.7%
ABM Industries	14,399	647,955
Aerojet Rocketdyne Holdings*	14,445	607,268
ArcBest	10,306	1,062,342
Atlas Air Worldwide Holdings*	9,989	875,137
Boise Cascade	12,801	829,889
Hub Group, Cl A*	10,623	825,088
Kelly Services, Cl A	31,228	526,504

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2021 (Concluded)

Description	Shares	Fair Value
Industrials (continued)
ManTech International, Cl A	8,102	$550,531
Matson	9,598	782,525
		6,707,239
Information Technology — 9.8%
Alarm.com Holdings*	8,003	638,559
Bel Fuse, Cl B	49,828	599,929
CSG Systems International	15,125	797,239
EVERTEC	14,940	627,331
ExlService Holdings*	5,855	760,389
NETGEAR*	19,686	526,404
Sanmina*	17,720	647,489
SPS Commerce*	5,990	844,530
TTM Technologies*	47,943	660,654
		6,102,524
Materials — 3.8%
AdvanSix	19,212	870,111
Balchem	5,137	811,646
Koppers Holdings*	22,695	685,389
		2,367,146
Real Estate — 7.6%
CareTrust‡	29,518	596,559
Centerspace‡	7,330	749,053
Community Healthcare Trust‡	13,860	596,396
Getty Realty‡	21,718	663,051
Independence Realty Trust‡	33,930	831,284
Lexington Realty Trust‡	51,545	775,752
Safehold‡	7,319	523,601
		4,735,696
Utilities — 6.1%
American States Water	7,448	701,452
Avista	15,727	605,647
California Water Service Group	10,409	655,871
Chesapeake Utilities	5,282	672,716
Middlesex Water	6,284	647,503
Unitil	13,386	554,716
		3,837,905
Total Common Stock (Cost $55,791,670)		62,439,937
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, CI Institutional, 0.03%(A)	138,111	$138,111
Total Short-Term Investment (Cost $138,111)		138,111
Total Investments — 100.0% (Cost $55,929,781)		$62,578,048

Percentages are based on Net Assets of $62,572,123.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2021.

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2021

Description	Shares	Fair Value
COMMON STOCK — 98.8%
Communication Services — 9.1%
Alphabet, Cl A*	437	$1,240,184
Meta Platforms, Cl A*	3,309	1,073,638
		2,313,822
Consumer Discretionary — 24.7%
Acushnet Holdings	357	19,414
Best Buy	2,398	256,250
Crocs*	649	106,449
Deckers Outdoor*	290	117,566
iRobot*	286	21,710
Lowe’s	5,686	1,390,738
Lululemon Athletica*	1,353	614,817
NIKE, Cl B	6,901	1,167,924
NVR*	27	141,085
O’Reilly Automotive*	737	470,324
Pool	423	234,393
Revolve Group, Cl A*	845	64,364
Shutterstock	248	28,274
Skyline Champion*	573	44,837
Sleep Number*	235	18,748
Sturm Ruger	168	12,044
Target	4,158	1,013,887
Tempur Sealy International	2,091	89,578
Wayfair, Cl A*	1,033	256,019
Williams-Sonoma	808	157,431
XPEL*	174	12,509
YETI Holdings*	852	78,520
		6,316,881
Description	Shares	Fair Value
Consumer Staples — 8.6%
Costco Wholesale	2,455	$1,324,178
Hershey	2,218	393,673
Lancaster Colony	205	29,971
Medifast	130	26,746
Monster Beverage*	3,844	322,050
Nu Skin Enterprises, Cl A	498	21,852
Sprouts Farmers Market*	1,261	33,366
WD-40	136	30,512
		2,182,348
Energy — 0.3%
Texas Pacific Land	57	68,900
Financials — 8.1%
Blackstone, Cl A	8,683	1,228,210
Cohen & Steers	244	21,904
FactSet Research Systems	396	185,554
Houlihan Lokey, Cl A	726	78,800
Moelis, Cl A	771	47,270
PJT Partners	385	29,291
T Rowe Price Group	2,371	474,081
		2,065,110
Health Care — 15.1%
ABIOMED*	458	144,169
Amedisys*	461	64,379
Blueprint Medicines*	571	54,930
Chemed	165	76,806
Corcept Therapeutics*	1,119	23,499
CorVel*	90	16,920
Edwards Lifesciences*	6,663	715,007
Globus Medical, Cl A*	1,069	66,941
HealthEquity*	858	46,915
Inari Medical*	317	26,165
Intuitive Surgical*	2,859	927,288
Karuna Therapeutics*	211	26,987
Masimo*	550	152,966
Mettler-Toledo International*	242	366,419
ModivCare*	126	17,266
NuVasive*	552	26,529
Seagen*	1,454	232,640
STAAR Surgical*	432	41,122
Veeva Systems, Cl A*	1,652	466,822
West Pharmaceutical Services	798	353,243
		3,847,013

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2021 (Concluded)

Description	Shares	Fair Value
Industrials — 9.1%
AAON	402	$31,356
Copart*	2,321	336,916
Expeditors International of Washington	1,837	223,416
Exponent	536	62,444
Fastenal	6,208	367,327
Graco	1,840	134,117
Healthcare Services Group	773	13,528
Landstar System	400	67,420
Old Dominion Freight Line	1,113	395,304
Robert Half International	1,148	127,623
Rollins	2,632	87,593
Simpson Manufacturing	460	53,066
Toro	1,142	114,840
Watts Water Technologies, Cl A	343	64,728
WW Grainger	468	225,300
		2,304,978
Information Technology — 23.2%
Accenture PLC, Cl A	3,359	1,200,508
Adobe*	1,904	1,275,394
Arista Networks*	2,464	305,684
Aspen Technology*	722	104,712
Badger Meter	306	31,322
Cadence Design Systems*	2,953	524,039
EPAM Systems*	555	337,745
Extreme Networks*	1,273	17,186
Manhattan Associates*	653	101,972
Maximus	663	50,023
Nuance Communications*	3,053	169,411
SPS Commerce*	380	53,576
Texas Instruments	5,605	1,078,234
Ubiquiti	63	18,855
Wix.com*	633	96,722
Zoom Video Communications, Cl A*	2,533	535,502
		5,900,885
Description	Shares	Fair Value
Materials — 0.5%
Balchem	327	$51,666
Louisiana-Pacific	991	64,762
		116,428
Real Estate — 0.1%
eXp World Holdings	691	25,367
Total Common Stock (Cost $24,224,724)		25,141,732
SHORT-TERM INVESTMENT — 1.3%
Invesco Government & Agency, CI Institutional, 0.03%(A)	330,368	330,368
Total Short-Term Investment (Cost $330,368)		330,368
Total Investments — 100.1% (Cost $24,555,092)		$25,472,100

Percentages are based on Net Assets of $25,442,509.

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2021.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

November 30, 2021

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$241,398,352	$129,074,264	$152,737,724
Investments at Fair Value	$251,446,971	$137,135,870	$158,741,908
Receivable for Investment Securities Sold	1,748,195	—	—
Dividends Receivable	742,986	168,173	492,401
Reclaims Receivable	—	229	—
Total Assets	253,938,152	137,304,272	159,234,309

Liabilities:
Options Written, at Value(Premium Received $4,488,799, $— and $—, respectively)	2,912,335	—	—
Deposits from Broker	2,661,928	—	—
Payable for Investment Securities Purchased	943,168	—	—
Income Distributions Payable	569,136	121,199	399,381
Advisory Fees Payable	126,918	71,153	82,511
Payable Due to Administrator	14,564	8,165	9,469
Payable for Trustees’ Fee	8,530	4,198	5,504
Chief Compliance Officer Fees Payable	2,559	1,259	1,651
Due to Custodian	2,481	26	—
Audit Expenses	17,000	17,000	17,000
Other Accrued Expenses	60,316	32,221	38,540

Total Liabilities	7,318,935	255,221	554,056

Net Assets	$246,619,217	$137,049,051	$158,680,253

Net Assets Consist of:
Paid-in Capital	$278,655,324	$132,045,819	$158,909,789
Total Distributable Earnings/(Accumulated Loss)	(32,036,107)	5,003,232	(229,536)

Net Assets	$246,619,217	$137,049,051	$158,680,253

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,350,000	4,075,000	4,600,000
Net Asset Value, Offering and Redemption Price Per Share	$29.54	$33.63	$34.50

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Assets and Liabilities

November 30, 2021 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$55,929,781	$24,555,092
Investments at Fair Value	$62,578,048	$25,472,100
Cash and Cash Equivalents	—	275
Dividends Receivable	143,336	9,472
Deferred Offering Costs	—	21,061
Total Assets	62,721,384	25,502,908

Liabilities:
Income Distributions Payable	73,165	—
Advisory Fees Payable	33,045	29,002
Audit Expenses	17,000	17,000
Transfer Agent Fees Payable	8,025	—
Payable Due to Administrator	3,792	1,404
Payable for Trustees’ Fee	1,924	677
Chief Compliance Officer Fees Payable	577	203
Other Accrued Expenses	11,733	12,113

Total Liabilities	149,261	60,399

Net Assets	$62,572,123	$25,442,509

Net Assets Consist of:
Paid-in Capital	$57,368,669	$24,706,225
Total Distributable Earnings	5,203,454	736,284

Net Assets	$62,572,123	$25,442,509

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,275,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$49.08	$26.78

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the year ended November 30, 2021

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$5,927,892	$1,793,012	$3,751,160
Less: Foreign Taxes Withheld	—	(64)	—

Total Investment Income	5,927,892	1,792,948	3,751,160

Expenses:
Advisory Fees	1,415,111	749,300	887,118
Interest Expense on Broker Account	89,761	—	—
Chief Compliance Officer Fees	14,270	7,436	8,985
Administration Fees	162,390	85,985	101,800
Trustees’ Fees	47,565	24,786	29,950
Transfer Agent Fees	37,157	34,107	41,587
Printing Fees	13,940	8,260	8,825
Custodian Fees	29,851	15,556	18,033
Pricing Fees	2,040	3,066	1,439
Offering Costs	51,559	27,766	32,668
Legal Fees	14,316	7,573	9,174
Audit Fees	17,500	17,500	17,500
Registration Fees	23,122	12,392	13,898
Other Fees	21,311	12,192	15,101
Total Expenses	1,939,893	1,005,919	1,186,078

Net Investment Income	3,987,999	787,029	2,565,082

Net Realized Gain (Loss) on:
Investments(1)	52,448,917	18,088,315	30,886,423
Purchased Options	170,649	—	—
Written Options	(26,075,133)	—	—

Net Unrealized Appreciation (Depreciation) on:
Investments	(12,657,666)	(1,643,112)	(7,036,859)
Written Options	9,017,522	—	—
Net Realized and Unrealized Gain on Investments	22,904,289	16,445,203	23,849,564

Net Increase in Net Assets Resulting from Operations	$26,892,288	$17,232,232	$26,414,646

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Operations

For the year ended November 30, 2021 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF(*)
Investment Income:
Dividend Income	$918,225	$67,212
Less: Foreign Taxes Withheld	(75)	—

Total Investment Income	918,150	67,212

Expenses:
Advisory Fees	319,308	50,305
Chief Compliance Officer Fees	3,209	475
Administration Fees	36,643	5,773
Trustees’ Fees	10,697	1,585
Transfer Agent Fees	33,516	15,057
Printing Fees	3,400	632
Custodian Fees	8,727	2,365
Pricing Fees	1,182	502
Offering Costs	12,060	26,986
Legal Fees	3,384	553
Audit Fees	17,500	17,000
Registration Fees	4,552	1,853
Other Fees	6,708	1,930
Total Expenses	460,886	125,016
Less: Reimbursement From Advisor	—	(42,622)

Net Investment Income (Loss)	457,264	(15,182)

Net Realized Gain on:
Investments(1)	14,570,660	333,599

Net Unrealized Appreciation on:
Investments	248,109	917,008
Net Realized and Unrealized Gain on Investments	14,818,769	1,250,607

Net Increase in Net Assets Resulting from Operations	$15,276,033	$1,235,425

(*)           Commenced operations on May 10, 2021.

(1)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Year ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$3,987,999	$1,739,740
Net Realized Gain on Investments(2)	52,448,917	4,649,180
Net Realized Loss on Purchased and Written Options	(25,904,484)	(8,891,980)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,657,666)	22,706,285
Net Change in Unrealized Gain/(Loss) on Purchased and Written Options	9,017,522	(7,441,058)

Net Increase in Net Assets Resulting from Operations	26,892,288	12,762,167

Distributions:	(3,938,003)	(1,754,443)

Capital Share Transactions:
Issued	368,553,550	252,773,238
Redeemed	(347,412,571)	(61,257,009)
Increase in Net Assets from Capital Share Transactions	21,140,979	191,516,229

Total Increase in Net Assets	44,095,264	202,523,953

Net Assets:
Beginning Year/Period	202,523,953	—
End of Year/Period	$246,619,217	$202,523,953

Share Transactions:
Issued	12,725,000	9,975,000
Redeemed	(11,975,000)	(2,375,000)

Net Increase in Shares Outstanding from Share Transactions	750,000	7,600,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Year ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$787,029	$292,343
Net Realized Gain on Investments(2)	18,088,315	737,982
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,643,112)	9,704,718

Net Increase in Net Assets Resulting from Operations	17,232,232	10,735,043

Distributions:	(812,365)	(263,570)

Capital Share Transactions:
Issued	93,154,294	91,283,818
Redeemed	(65,807,713)	(8,472,688)
Increase in Net Assets from Capital Share Transactions	27,346,581	82,811,130

Total Increase in Net Assets	43,766,448	93,282,603
Net Assets:
Beginning of Year/Period	93,282,603	—
End of Year/Period	$137,049,051	$93,282,603

Share Transactions:
Issued	2,775,000	3,575,000
Redeemed	(1,950,000)	(325,000)

Net Increase in Shares Outstanding from Share Transactions	825,000	3,250,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Year ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$2,565,082	$960,570
Net Realized Gain on Investments(2)	30,886,423	2,395,786
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,036,859)	13,041,043
Net Increase in Net Assets Resulting from Operations	26,414,646	16,397,399

Distributions:	(2,635,002)	(969,400)

Capital Share Transactions:
Issued	225,065,126	135,504,988
Redeemed	(205,991,448)	(35,106,056)
Increase in Net Assets from Capital Share Transactions	19,073,678	100,398,932

Total Increase in Net Assets	42,853,322	115,826,931
Net Assets:
Beginning of Year/Period	115,826,931	—
End of Year/Period	$158,680,253	$115,826,931

Share Transactions:
Issued	6,850,000	5,275,000
Redeemed	(6,225,000)	(1,300,000)

Net Increase in Shares Outstanding from Share Transactions	625,000	3,975,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Year ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$457,264	$96,520
Net Realized Gain on Investments(2)	14,570,660	499,974
Net Change in Unrealized Appreciation on Investments	248,109	6,400,158

Net Increase in Net Assets Resulting from Operations	15,276,033	6,996,652

Distributions:	(415,999)	(87,651)

Capital Share Transactions:
Issued	58,895,529	31,826,851
Redeemed	(43,606,590)	(6,312,702)
Increase in Net Assets from Capital Share Transactions	15,288,939	25,514,149

Total Increase in Net Assets	30,148,973	32,423,150
Net Assets:
Beginning of Year/Period	32,423,150	—
End of Year/Period	$62,572,123	$32,423,150

Share Transactions:
Issued	1,325,000	1,150,000
Redeemed	(975,000)	(225,000)

Net Increase in Shares Outstanding from Share Transactions	350,000	925,000

(1)          Commenced operations on May 8, 2020

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Statements of Changes in Net Assets (Concluded)

ETC 6 Meridian Quality Growth ETF
Period Ended November 30, 2021(1)
Operations:
Net Investment Loss	$(15,182)
Net Realized Gain on Investments(2)	333,599
Net Change in Unrealized Appreciation on Investments	917,008
Net Increase in Net Assets Resulting from Operations	1,235,425

Return of Capital:	(222)

Capital Share Transactions:
Issued	28,170,071
Redeemed	(3,962,765)
Increase in Net Assets from Capital Share Transactions	24,207,306

Total Increase in Net Assets	25,442,509

Net Assets:
Beginning of Period	—
End of Period	$25,442,509

Share Transactions:
Issued	1,100,000
Redeemed	(150,000)

Net Increase in Shares Outstanding from Share Transactions	950,000

(1)          Commenced operations on May 10, 2021

(2)          Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Financial Highlights

Selected Per Share Data & Ratios

Year or Period Ended November 30.

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year/Period	Market Price, End of Year/Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2021	$26.65	0.50	$2.88	$3.38	$(0.49)	$—	$—		$(0.49)	$29.54	$29.56	12.76%	$246,619	0.84	%(7)	0.84	%(7)	1.72	%(7)	171%
2020(3)	25.34	0.25	1.30	1.55	(0.24)	—	—		(0.24)	26.65	26.56	6.14	202,524	0.87	(4)(5)	0.87	(4)(5)	1.71	(4)(5)	49
ETC 6 Meridian Low Beta Equity Strategy ETF
2021	$28.70	0.21	$4.94	$5.15	$(0.22)	$—	$—		$(0.22)	$33.63	$33.66	17.96%	$137,049	0.82%		0.82%		0.64%		70%
2020(3)	25.54	0.10	3.15	3.25	(0.09)	—	—		(0.09)	28.70	28.70	12.72	93,283	0.88	(4)	0.88	(4)	0.65	(4)	13
ETC 6 Meridian Mega Cap Equity ETF
2021	$29.14	0.58	$5.39	$5.97	$(0.58)	$($0.03)	$—		$(0.61)	$34.50	$34.48	20.59%	$158,680	0.82%		0.82%		1.76%		166%
2020(3)	25.38	0.27	3.74	4.01	(0.25)	—	—		(0.25)	29.14	29.12	15.88	115,827	0.86	(4)	0.86	(4)	1.72	(4)	38
ETC 6 Meridian Small Cap Equity ETF
2021	$35.05	0.40	$14.00	$14.40	$(0.37)	$—	$—		$(0.37)	$49.08	$49.22	41.20%	$62,572	0.88%		0.88%		0.87%		104%
2020(3)	26.43	0.13	8.60	8.73	(0.11)	—	—		(0.11)	35.05	35.01	33.11	32,423	1.00	(4)	1.10	(4)	0.76	(4)	29
ETC 6 Meridian Quality Growth ETF
2021(6)	$24.28	(0.03)	$2.53	$2.50	$—	$—	$—	**	$—	$26.78	$26.84	10.30%	$25,443	1.00%		1.52%		(0.18)%		40%

*        Per share data calculated using average shares method.

**      Amount represents less than $0.01.

(1)      Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)      Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)      Commenced operations on May 8, 2020.

(4)      Annualized.

(5)      The expense ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(6)      Commenced operations on May 10, 2021.

(7)      The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

6 Meridian

Notes to Financial Statements

November 30, 2021

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”).

Each Fund seeks to provide capital appreciation. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability Company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Unit transactions for a Fund are typically conducted in exchange for the deposit or delivery of a portfolio of securities closely approximating the holdings of that Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

Effective November 12, 2021, the name of each Fund changed as set forth in the table below. The change had no effect on a Fund’s investment objective or principal investment strategies.

Current Name	New Name
6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF
6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Mega Cap Equity ETF
6 Meridian Small Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF
6 Meridian Quality Growth ETF	ETC 6 Meridian Quality Growth ETF

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet criteria of an “investment company,” and therefore, the Funds prepare its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

6 Meridian

Notes to Financial Statements

November 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds investments are recorded at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculates their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement

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Notes to Financial Statements

November 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•        Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year/period ended November 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year/period ended November 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Options — The Funds may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability tochedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the year ended November 30, 2021. These options were index options composed entirely of equity risk. The realized and unrealized gain (loss) on these options can be found on the Statements of Operations.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and

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Notes to Financial Statements

November 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of November 30, 2021, if applicable. The amount of realized gain (loss) on Purchased and Written Option is presented on the Statement of Operations as “Net Realized Gain on Purchased and Written Option” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Option”.

For the year ended November 30, 2021, the average monthly notional amount of options held were as follows:

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Average Monthly Notional Balance Long	$—
Average Monthly Notional Balance Short	(218,723,194)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are expensed monthly from inception for each Fund. During the year ended November 30, 2021, the Funds have expensed $151,039 of offering costs, with $21,061 remaining related to ETC 6 Meridian Quality Growth ETF. Reimbursements for offering costs of $21,061 are included in advisory fees payable on the Statements of Assets and Liabilities for ETC 6 Meridian Quality Growth ETF.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Funds is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,000 for the ETC 6 Meridian Low Beta Equity Strategy ETF and $500 for the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 for the ETC 6 Meridian Low Beta Equity Strategy ETF and $500 for the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

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Notes to Financial Statements

November 30, 2021 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2021:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	$500	$738,500	$500
ETC 6 Meridian Low Beta Equity Strategy ETF	25,000	1,000	840,750	1,000
ETC 6 Meridian Mega Cap Equity ETF	25,000	500	862,500	500
ETC 6 Meridian Small Cap Equity ETF	25,000	500	1,227,000	500
ETC 6 Meridian Quality Growth ETF	25,000	500	669,500	500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Adviser

The Adviser is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least May 7, 2022. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between the Funds’ total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its

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Notes to Financial Statements

November 30, 2021 (Continued)

3. SERVICE PROVIDERS (continued)

prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future recoupment, up to the expense cap in place at the time the expenses were waived and reimbursed by the Adviser were $13,217 expiring in 2023 for the 6 Meridian Small Cap Equity ETF and $42,622 expiring in 2024 for 6 Meridian Quality Growth ETF.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Adviser

6 Meridian LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement “(“Sub-Advisory Agreement”) (see Note 9 for subsequent event detailing the change in control at sub-adviser after year-end).” Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily assets each year for certain distribution-related activities. For the year ended November 30, 2021, no fees were paid by the Funds under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year/period ended November 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

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Notes to Financial Statements

November 30, 2021 (Continued)

	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$395,490,441	$413,671,125
ETC 6 Meridian Low Beta Equity Strategy ETF	86,275,860	84,887,931
ETC 6 Meridian Mega Cap Equity ETF	237,633,620	240,985,706
ETC 6 Meridian Small Cap Equity ETF	53,173,258	53,666,667
ETC 6 Meridian Quality Growth ETF*	6,384,343	6,206,472

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

*       Commenced operations on May 10, 2021.

For the year ended November 30, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$364,680,374	$341,029,923	$58,191,573
ETC 6 Meridian Low Beta Equity Strategy ETF	90,871,751	64,916,799	20,707,273
ETC 6 Meridian Mega Cap Equity ETF	222,020,845	199,761,755	35,223,600
ETC 6 Meridian Small Cap Equity ETF	58,754,375	42,999,531	15,635,777
ETC 6 Meridian Quality Growth ETF*	27,652,799	3,939,544	514,325

*       Commenced operations on May 10, 2021.

For the period ended November 30, 2020, the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Small Cap Equity ETF had $7,806,542, $1,180,835, $4,213,529 and $929,804 of realized gains as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind and net operating losses have been reclassified within the components of net assets for the period ended November 30, 2021:

	Total Distributable Earnings	Paid-in Capital
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(58,191,573)	$58,191,573
ETC 6 Meridian Low Beta Equity Strategy ETF	(20,707,273)	20,707,273
ETC 6 Meridian Mega Cap Equity ETF	(35,223,600)	35,223,600
ETC 6 Meridian Small Cap Equity ETF	(15,635,777)	15,635,777
ETC 6 Meridian Quality Growth ETF	(499,141)	499,141

During the year/period ended November 30, 2021, the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF realized $58,191,573, $20,707,273, $35,223,600, $15,635,777 and $514,325, respectively, of net capital gains resulting from in-kind redemptions in which shareholders

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Notes to Financial Statements

November 30, 2021 (Continued)

5. TAX INFORMATION (continued)

exchanged Fund shares for securities held by the Funds rather than cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year/period ended November 30, 2021 were as follows:

	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2021	$3,938,003	$—	$3,938,003
2020	1,754,443	—	1,754,443
ETC 6 Meridian Low Beta Equity Strategy ETF
2021	$812,365	$—	$812,365
2020	263,570	—	263,570
ETC 6 Meridian Mega Cap Equity ETF
2021	$2,635,002	$—	$2,635,002
2020	969,400	—	969,400
ETC 6 Meridian Small Cap Equity ETF
2021	$415,999	$—	$415,999
2020	87,651	—	87,651
ETC 6 Meridian Quality Growth ETF
2021	$—	$222	$222

As of November 30, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$605,234	$146,852	$321,104	$129,233	$—
Post-October Losses	(2,170,924)	—	(835,606)	—	—
Capital Loss Carryforwards	(37,517,031)	(2,645,149)	(3,931,212)	(1,286,833)	(121,045)
Unrealized Appreciation	8,039,493	7,622,728	4,615,562	6,434,219	857,328
Other Temporary Differences	(992,879)	(121,199)	(399,384)	(73,165)	1
Total Distributable Earnings (Accumulated Losses)	$(32,036,107)	$5,003,232	$(229,536)	$5,203,454	$736,284

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2021, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

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Notes to Financial Statements

November 30, 2021 (Continued)

5. TAX INFORMATION (continued)

	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(18,712,137)	$(18,804,894)	$(37,517,031)
ETC 6 Meridian Low Beta Equity Strategy ETF	(1,478,272)	(1,166,877)	(2,645,149)
ETC 6 Meridian Mega Cap Equity ETF	(3,931,212)	—	(3,931,212)
ETC 6 Meridian Small Cap Equity ETF	(1,070,735)	(216,098)	(1,286,833)
ETC 6 Meridian Quality Growth ETF	(121,405)	—	(121,405)

For Federal income tax purposes, the cost of securities owned at November 30, 2021, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2021, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$243,407,478	$16,265,419	$(8,225,925)	$8,039,493
ETC 6 Meridian Low Beta Equity Strategy ETF	129,513,142	15,311,491	(7,688,763)	7,622,728
ETC 6 Meridian Mega Cap Equity ETF	154,126,346	10,201,776	(5,586,214)	4,615,562
ETC 6 Meridian Small Cap Equity ETF	56,143,829	9,554,525	(3,120,306)	6,434,219
ETC 6 Meridian Quality Growth ETF	24,614,773	1,780,913	(923,585)	857,328

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of any of the Funds is subject to the risk that his or her investment could lose money. Unless otherwise noted, each Fund is subject to the risks noted below. Any of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Asset Class Risk (ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Hedged Equity-Index Option Strategy ETF). Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or facts relating to specific companies in which the Funds invests.

Dividends Risk. (ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Hedged Equity-Index Option Strategy ETF). The Funds’ investment in dividend-paying securities could cause the Funds to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue

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Notes to Financial Statements

November 30, 2021 (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, the Funds may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk. The prices of equity securities in which the Funds invests may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Individual companies may report better than expected results or be positively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase in response. In addition, the equity market tends to move in cycles, which may cause stock prices to rise over short or extended periods of time.

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. The Funds’ performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Funds is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Low Beta Style Risk (ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Hedged Equity-Index Option Strategy ETF). Although subject to the risks of common stocks, low beta stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low beta stocks may not produce investment exposure that has lower variability to changes in such stock price levels. Low beta stocks are likely to underperform the broader market during periods of rapidly rising stock prices.

Management Risk. The Sub-Adviser continuously evaluates the Funds’ holdings, purchases and sales with a view to achieving the Funds’ investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions, or company performance, and these judgments may affect the return on your investment. The quantitative strategy used by the Sub-Adviser may not perform as expected, particularly in volatile markets.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate

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Notes to Financial Statements

November 30, 2021 (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the Funds are expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. The Funds may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Funds will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Funds’ liquidation all or a portion of the Funds’ portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF). The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Operational Risk. The Funds and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Quality Stocks Risk. Stocks that demonstrate attributes of quality as determined by the Sub-Adviser’s quantitative models may experience lower than expected returns or negative returns. Many factors can affect a stock’s quality and performance and the impact of these factors on a stock is impossible to predict.

Small and Mid-Capitalization Risk. (ETC 6 Meridian Low Beat Equity Strategy ETF, ETC 6 Meridian Small Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF) The small- and mid-capitalization companies in which the Funds invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

6 Meridian

Notes to Financial Statements

November 30, 2021 (Continued)

6. RISKS OF INVESTING IN THE FUNDS (continued)

Securities of small and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of a Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of a Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of that Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for that Fund’s underlying portfolio holdings.

Value Style Risk. (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Hedged Equity-Index Option Strategy ETF) Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the security’s true value or the Sub-Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.

7. OTHER

At November 30, 2021, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Fund Name	Total Shares Outstanding Held	Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	8,350,000	3
ETC 6 Meridian Low Beta Equity Strategy ETF	4,075,000	2
ETC 6 Meridian Mega Cap Equity ETF	4,600,000	4
ETC 6 Meridian Small Cap Equity ETF	1,275,000	3
ETC 6 Meridian Quality Growth ETF	950,00	3

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19

6 Meridian

Notes to Financial Statements

November 30, 2021 (Concluded)

pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

On December 29, 2021, the Funds’ sub-adviser, 6 Meridian LLC, was acquired by Hightower 6M Holding, LLC, a newly formed wholly owned subsidiary of Hightower Holdings, LLC. As of that date, the Adviser entered into a new sub-advisory agreement with Hightower 6M Holding, LLC pursuant to which the same investment sub-advisory services continue to be provided to the Funds.

6 Meridian

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (formerly 6 Meridian Hedged Equity-Index Option Strategy ETF), ETC 6 Meridian Low Beta Equity Strategy ETF (formerly 6 Meridian Low Beta Equity Strategy ETF), ETC 6 Meridian Mega Cap Equity ETF (formerly 6 Meridian Mega Cap Equity ETF), ETC 6 Meridian Small Cap Equity ETF (formerly 6 Meridian Small Cap Equity ETF), and ETC 6 Meridian Quality Growth ETF (formerly 6 Meridian Quality Growth ETF) (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF ETC 6 Meridian Low Beta Equity Strategy ETF ETC 6 Meridian Mega Cap Equity ETF ETC 6 Meridian Small Cap Equity ETF	For the year ended November 30, 2021	For the year ended November 30, 2021 and for the period from May 8, 2020 (commencement of operations) through November 30, 2020
ETC 6 Meridian Quality Growth ETF	For the period from May 10, 2021 (commencement of operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Chicago, Illinois
January 28, 2022

6 Meridian

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 833-466-6383.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	19	None
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37	Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss(3) (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	19	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	19	Independent Trustee, AQR Funds (35 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)          Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)          The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)          Mr. Strauss was appointed as an Independent Trustee effective January 1, 2021.

6 Meridian

Trustees and Officers of the Trust
(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, James J. Baker, and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012 to 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

James J. Baker Jr. (1951)	Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021).

(1)          Each officer serves at the pleasure of the Board.

6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2021 to November 30, 2021) (unless otherwise noted below). The table below illustrates a Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/21	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,000.20	0.85%	$ 4.26
Hypothetical 5% Return	$ 1,000.00	$ 1,020.81	0.85%	$ 4.31
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 998.10	0.83%	$ 4.66
Hypothetical 5% Return	$ 1,000.00	$ 1,020.91	0.83%	$ 4.20
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,029.80	0.83%	$ 4.22
Hypothetical 5% Return	$ 1,000.00	$ 1,020.91	0.83%	$ 4.20
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,019.40	0.89%	$ 4.51
Hypothetical 5% Return	$ 1,000.00	$ 1,020.61	0.89%	$ 4.51
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,092.60	1.00%	$ 5.25
Hypothetical 5% Return	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6 Meridian

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2021, the Funds is designating the following items with regard to distributions paid during the year.

	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)	Foreign Tax Credit
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.01%	0.00%	0.00%
ETC 6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%
ETC 6 Meridian Small Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Quality Growth ETF	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)          Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)          The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)          U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)          The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)          The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds’ NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of a Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at
www.6meridianfunds.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

6 Meridian LLC

8301 E 21st St. North

Suite 150

Wicha, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

151 North Franklin Street

Suite 575

Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-AR-001-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$109,750	N/A	N/A	$97,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$27,000	N/A	N/A	$23,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2021 and 2020 were $27,000 and $23,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2022

By	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: February 7, 2022